Investment Strategy - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). Under normal market conditions, at least 40% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, and the Fund may maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest, as a principal strategy, up to 25% of its net assets in infrastructure companies organized as master limited partnerships (“MLPs”).

As the infrastructure investment landscape rapidly evolves due to structural growth trends from the deglobalization, decarbonization, and digitalization of the world economy, traditional and industrial service infrastructure companies are becoming leaders in implementing innovations to create the next generation of essential services. The Fund’s focus on this next generation opportunity across the infrastructure investment landscape consists of innovative infrastructure companies meeting the dynamic needs created by these global trends. The business activities of these infrastructure companies are detailed below.

For purposes of the 80% Policy, an infrastructure company is any company that makes or derives at least 50% of its recurring revenues, cash flows, or Regulated Asset Base (defined below) from, and has committed at least 50% of its future capital expenditures to, infrastructure business activities, including any, or a combination of, the following business activities:

• Power production, including renewables (e.g., wind, solar, hydroelectric), low-to-zero carbon energy production (e.g., nuclear, biomass, and other forms of clean energy), and reliable baseload (e.g., gas);

• Electric & gas transmission and distribution networks;

• “Circular economy” products and systems (i.e., products and systems designed to minimize waste and enable greater recycling and reuse of materials), including, water utilities systems, waste systems, and other energy recapture and recycling systems (e.g., methane capture for renewable natural gas);

•        Sustainable solutions design and implementation, such as grid modernization, smart grid technology, energy efficiency, electricity storage (e.g., batteries, fuel cells, etc.), and/or equipment manufacturing for power production (both large-scale and behind-the-meter); and/or

•        Data infrastructure (e.g., communication towers, data centers).

“Regulated Asset Base” means the value of the asset base from which an infrastructure company, such as a utility company, is permitted to earn an allowed rate of return on its investment, as set by relevant regulatory authorities. The Regulated Asset Base may include the value of water, gas and electricity transmission and distribution lines, certain generation assets, gas mains, water treatment facilities and meters, as well as other assets. Where applicable, the Regulated Asset Base model sets a value on a company’s invested capital, which in turn determines the total revenues that such company is permitted to earn.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund may invest up to 25% of its net assets, plus borrowings for investment purposes, in publicly traded securities of infrastructure companies, whose primary operations or principal trading market is in an “emerging market.” In selecting the Fund’s emerging market securities, the Adviser primarily looks to the emerging market countries that are included in the MSCI Emerging Markets Index (USD), which currently include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid. The Fund retains the ability to invest in infrastructure companies of any market size capitalization.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs. The allocation of capital across asset classes and strategies will vary upon market opportunity and other factors.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the renewable and sustainable infrastructure industry. The policy of concentration is a fundamental policy. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”).